Mar Vista Strategic Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 90.0%	Shares	Value
COMMUNICATION SERVICES - 8.2%
Interactive Media & Services - 8.2%
Alphabet, Inc. - Class C	7,273	1,495,329
Meta Platforms, Inc. - Class A	1,385	954,514
		2,449,843
TOTAL COMMUNICATION SERVICES		2,449,843

CONSUMER DISCRETIONARY- 5.4%
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	6,840	1,625,731
TOTAL CONSUMER DISCRETIONARY		1,625,731

CONSUMER STAPLES - 2.2%
Beverages - 1.1%
PepsiCo, Inc.	2,292	345,382
		$–
Personal Care Products - 1.1%
Unilever PLC - ADR	5,621	322,533
TOTAL CONSUMER STAPLES		667,915

FINANCIALS- 11.3%
Capital Markets - 3.7%
Moody's Corp.	2,209	1,103,263
		$–
Financial Services- 7.6%
Berkshire Hathaway, Inc. - Class B (a)	1,797	842,200
Visa, Inc. - Class A	4,145	1,416,761
		2,258,961
TOTAL FINANCIALS		3,362,224

HEALTH CARE- 9.4%
Health Care Equipment & Supplies - 1.1%
Stryker Corp.	863	337,683
		$–
Life Sciences Tools & Services - 5.4%
Danaher Corp.	3,198	712,322
Mettler-Toledo International, Inc. (a)	658	897,802
		1,610,124
Pharmaceuticals - 2.9%
Johnson & Johnson	5,646	859,039
TOTAL HEALTH CARE		2,806,846

INDUSTRIALS - 13.0%
Aerospace & Defense - 7.3%
HEICO Corp.	2,607	622,916
TransDigm Group, Inc.	1,140	1,542,808
		2,165,724
Commercial Services & Supplies - 1.2%
Veralto Corp.	3,500	361,865
		$–
Electrical Equipment - 1.9%
AMETEK, Inc.	3,127	577,119
		$–
Professional Services - 2.6%
Equifax, Inc.	2,828	777,078
TOTAL INDUSTRIALS		3,881,786

INFORMATION TECHNOLOGY- 36.4%(b)
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp. - Class A	13,160	931,465
		$–
Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	2,434	515,740
Broadcom, Inc.	5,305	1,173,837
		1,689,577
Software - 22.2%
Adobe, Inc. (a)	1,007	440,512
Intuit, Inc.	1,478	889,032
Microsoft Corp.	3,950	1,639,487
Oracle Corp.	5,415	920,875
Roper Technologies, Inc.	904	520,387
Salesforce, Inc.	3,394	1,159,730
SAP SE - ADR	3,878	1,070,561
		6,640,584
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	6,908	1,630,288
TOTAL INFORMATION TECHNOLOGY		10,891,914

MATERIALS- 4.1%
Chemicals - 4.1%
Linde PLC	2,754	1,228,615
TOTAL MATERIALS		1,228,615
TOTAL COMMON STOCKS (Cost $10,378,312)		26,914,874

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Specialized REITs - 1.8%
American Tower Corp.	2,933	542,458
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $269,395)		542,458

SHORT-TERM INVESTMENTS - 7.0%	Shares	Value
Money Market Funds - 7.0%
First American Treasury Obligations Fund - Class X, 4.29% (c)	2,087,059	2,087,059
TOTAL SHORT-TERM INVESTMENTS (Cost $2,087,059)		2,087,059

TOTAL INVESTMENTS - 98.8% (Cost $12,734,766)		29,544,391
Other Assets in Excess of Liabilities - 1.2%		359,539
TOTAL NET ASSETS - 100.0%		$29,903,930
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Mar Vista Strategic Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,914,874	$–	$–	$26,914,874
Real Estate Investment Trusts	542,458	–	–	542,458
Money Market Funds	2,087,059	–	–	2,087,059
Total Investments	$29,544,391	$–	$–	$29,544,391

Refer to the Schedule of Investments for further disaggregation of investment categories.